Employee Benefit Plan, Master Trust (Details) - EBP 401 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Abstract]
EBP, Investment, Plan Interest in Master Trust, Fair Value	$ 260,632,787	$ 241,150,949
EBP, Master Trust [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	260,632,787	241,150,949
EBP, Investment, Accumulated Gain (Loss)	1,148,987,184	1,523,430,291
EBP, Change in Net Asset Available for Benefit, Increase from Interest and Dividend Income on Investment	21,365,291	38,571,337
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Income (Loss) on Investment	1,170,352,475	1,562,001,628
EBP, Investment, Fair Value	8,579,952,009	7,759,736,605
Fair Value, Inputs, Level 1
EBP, Master Trust [Line Items]
EBP Investments, including Plan Interest in Master Trust, Fair Value	2,580,513,358	3,328,543,890
Fair Value, Inputs, Level 2
EBP, Master Trust [Line Items]
EBP Investments, including Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 3
EBP, Master Trust [Line Items]
EBP Investments, including Plan Interest in Master Trust, Fair Value	0	0
Fair Value Measured at Net Asset Value Per Share
EBP, Master Trust [Line Items]
EBP Investments, including Plan Interest in Master Trust, Fair Value	5,999,438,651	4,431,192,715
Stable Value Funds
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	184,756,084	185,776,560
Stable Value Funds | Fair Value, Inputs, Level 1
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Stable Value Funds | Fair Value, Inputs, Level 2
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Stable Value Funds | Fair Value, Inputs, Level 3
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Stable Value Funds | Fair Value Measured at Net Asset Value Per Share
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	184,756,084	185,776,560
Fixed Income Funds
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	115,518,938	110,316,775
Fixed Income Funds | Fair Value, Inputs, Level 1
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Fixed Income Funds | Fair Value, Inputs, Level 2
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Fixed Income Funds | Fair Value, Inputs, Level 3
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Fixed Income Funds | Fair Value Measured at Net Asset Value Per Share
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	115,518,938	110,316,775
Mutual Fund
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	60,425,616	773,943,769
Mutual Fund | Fair Value, Inputs, Level 1
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	60,425,616	773,943,769
Mutual Fund | Fair Value, Inputs, Level 2
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Mutual Fund | Fair Value, Inputs, Level 3
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Mutual Fund | Fair Value Measured at Net Asset Value Per Share
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Mutual Fund - Target Date Retirement Fund
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	33,415,626	26,190,913
Mutual Fund - Target Date Retirement Fund | Fair Value, Inputs, Level 1
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	33,415,626	26,190,913
Mutual Fund - Target Date Retirement Fund | Fair Value, Inputs, Level 2
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Mutual Fund - Target Date Retirement Fund | Fair Value, Inputs, Level 3
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Mutual Fund - Target Date Retirement Fund | Fair Value Measured at Net Asset Value Per Share
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
EBP, Self-Directed Brokerage Account
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	667,342,549	560,077,487
EBP, Self-Directed Brokerage Account | Fair Value, Inputs, Level 1
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	667,342,549	560,077,487
EBP, Self-Directed Brokerage Account | Fair Value, Inputs, Level 2
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
EBP, Self-Directed Brokerage Account | Fair Value, Inputs, Level 3
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
EBP, Self-Directed Brokerage Account | Fair Value Measured at Net Asset Value Per Share
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Common Collective Trust - Index Fund
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	2,528,076,114	1,533,855,702
Common Collective Trust - Index Fund | Fair Value, Inputs, Level 1
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Common Collective Trust - Index Fund | Fair Value, Inputs, Level 2
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Common Collective Trust - Index Fund | Fair Value, Inputs, Level 3
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Common Collective Trust - Index Fund | Fair Value Measured at Net Asset Value Per Share
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	2,528,076,114	1,533,855,702
Common Collective Trust - Target Date Retirement Fund
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	3,171,087,515	2,601,243,678
Common Collective Trust - Target Date Retirement Fund | Fair Value, Inputs, Level 1
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Common Collective Trust - Target Date Retirement Fund | Fair Value, Inputs, Level 2
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Common Collective Trust - Target Date Retirement Fund | Fair Value, Inputs, Level 3
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Common Collective Trust - Target Date Retirement Fund | Fair Value Measured at Net Asset Value Per Share
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	3,171,087,515	2,601,243,678
Trane Technologies Stock Fund
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	1,819,329,567	1,968,331,721
Trane Technologies Stock Fund | Fair Value, Inputs, Level 1
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	1,819,329,567	1,968,331,721
Trane Technologies Stock Fund | Fair Value, Inputs, Level 2
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Trane Technologies Stock Fund | Fair Value, Inputs, Level 3
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Trane Technologies Stock Fund | Fair Value Measured at Net Asset Value Per Share
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Common Collective Trust
EBP, Master Trust [Abstract]
EBP, Investment, Plan Interest in Master Trust, Fair Value	183,340,128	147,756,141
EBP, Master Trust [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	183,340,128	147,756,141
EBP, Investment, Accumulated Gain (Loss)	864,803,404	581,739,588
EBP, Investment, Fair Value	5,699,163,629	4,135,099,380
EBP, Pooled Separate Account
EBP, Master Trust [Abstract]
EBP, Investment, Plan Interest in Master Trust, Fair Value	9,354,078	11,229,135
EBP, Master Trust [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	9,354,078	11,229,135
EBP, Investment, Accumulated Gain (Loss)	15,954,063	(1,432,677)
EBP, Investment, Fair Value	300,275,022	296,093,335
Mutual Fund
EBP, Master Trust [Abstract]
EBP, Investment, Plan Interest in Master Trust, Fair Value	564,208	9,969,970
EBP, Master Trust [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	564,208	9,969,970
EBP, Investment, Accumulated Gain (Loss)	67,672,037	136,191,894
EBP, Investment, Fair Value	93,841,242	800,134,682
EBP, Self-Directed Brokerage Account
EBP, Master Trust [Abstract]
EBP, Investment, Plan Interest in Master Trust, Fair Value	10,863,554	9,744,712
EBP, Master Trust [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	10,863,554	9,744,712
EBP, Investment, Accumulated Gain (Loss)	87,691,155	99,687,848
EBP, Investment, Fair Value	667,342,549	560,077,487
Trane Technologies Stock Fund
EBP, Master Trust [Abstract]
EBP, Investment, Plan Interest in Master Trust, Fair Value	56,510,819	62,450,991
EBP, Master Trust [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	56,510,819	62,450,991
EBP, Investment, Accumulated Gain (Loss)	112,866,525	707,243,638
EBP, Investment, Fair Value	$ 1,819,329,567	$ 1,968,331,721